GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	$ 337
Separate Accounts	759
Net amount at risk, gross	70
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	48
Average attained age of contractholders	66 years 3 months 18 days
Percentage of contractholders over age 70	25.60%
Contractually Specified Interest Rates	5.0%
Guaranteed Minimum Income Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	59
Net amount at risk, gross	3
Weighted average years remaining until annuitization	1 year 8 months 2 days
Contractually Specified Interest Rates	5.0%
Return Of Premium [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	121
Separate Accounts	309
Net amount at risk, gross	5
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	5
Average attained age of contractholders	66 years 1 month 6 days
Percentage of contractholders over age 70	25.60%
Ratchet [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	186
Separate Accounts	391
Net amount at risk, gross	48
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	43
Average attained age of contractholders	66 years 4 months 24 days
Percentage of contractholders over age 70	25.70%
Roll Up [Member] | Guaranteed Minimum Income Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	59
Net amount at risk, gross	3
Weighted average years remaining until annuitization	1 year 8 months 12 days
Contractually Specified Interest Rates	5.0%
Combo [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	59
Net amount at risk, gross	17
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	$ 0
Average attained age of contractholders	66 years 1 month 6 days
Percentage of contractholders over age 70	25.00%
Contractually Specified Interest Rates	5.0%